Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
OPERATING ACTIVITIES
Loss for the period	$ (10,091,635)	$ (15,357,602)
Items not affecting cash:
Amortization (Note 7)	215,234	241,335
Amortization of intangible assets (Note 10)	1,896,787	1,455,366
Shares issued for services		206,614
Finance expense	60,280	185,487
Accrued interest	17,456	31,739
Effect of foreign exchange	3,180	(93,927)
Change in fair value of warrant liability	(361,055)	1,283,533
Share-based compensation	1,255,588	1,403,132
Changes in non-cash working capital items:
Receivables	37,560	411,992
Prepaids and other assets	85,496	(374,098)
Deferred revenue	(85,969)	17,925
Accounts payable and accrued liabilities	(103,796)	(1,139,938)
Cash used in operating activities	(7,070,874)	(11,728,442)
FINANCING ACTIVITIES
Repayment of notes payable – related party	(64,550)	(465,881)
Proceeds from warrant exercises		5,455,988
Proceeds from share issuances	10,032,360	11,040,000
Proceeds from option exercises		44,056
Payments for lease liabilities	(194,397)	(236,822)
Payments of share issuance costs	(1,214,201)	(1,126,163)
Cash provided by financing activities	8,559,212	14,711,179
INVESTING ACTIVITIES
Acquisition of a business		219,369
Purchase of equipment	(40,211)	(41,009)
Development of intangible assets	(2,096,982)	(1,034,312)
Cash used in investing activities	(2,137,193)	(855,952)
Change in cash during the period	(648,855)	2,126,784
Cash - Beginning of period	1,678,156	2,283,262
Cash - End of period	$ 1,029,301	$ 4,410,046